Investor A C And Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BLACKROCK GLOBAL DIVIDEND PORTFOLIO - INVESTOR C SHARES	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 186
Expense Example, No Redemption, 3 Years	576
Expense Example, No Redemption, 5 Years	990
Expense Example, No Redemption, 10 Years	$ 1,938